FAIR VALUE MEASUREMENT (Net Derivative Asset Liability Measured On Recurring Basis Unobservable Input Reconciliation) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Beginning Balance	¥ 54,550	¥ 52,240
Recognized during the year		2,310
Settled during the year	(54,550)
Ending Balance	¥ 0	¥ 54,550